Financial Instruments (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Financial liabilities
Loan (see Note 5B)	$ 2,000
Level 1 [Member]
Financial liabilities
Loan (see Note 5B)
Level 2 [Member]
Financial liabilities
Loan (see Note 5B)
Level 3 [Member]
Financial liabilities
Loan (see Note 5B)	$ 2,000